Transamerica Long Credit

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 87.2%
Aerospace & Defense - 2.5%
Boeing Co.
3.83%, 03/01/2059	$ 650,000	$ 452,347
5.81%, 05/01/2050	297,000	293,334
5.93%, 05/01/2060	553,000	544,182
6.86%, 05/01/2054	916,000	1,032,873
General Electric Co.
4.13%, 10/09/2042	406,000	346,131
RTX Corp.
4.15%, 05/15/2045	592,000	496,072
4.63%, 11/16/2048	914,000	801,671
		3,966,610
Automobile Components - 0.5%
Aptiv Swiss Holdings Ltd.
4.15%, 05/01/2052	504,000	388,184
Lear Corp.
3.55%, 01/15/2052	609,000	414,513
		802,697
Automobiles - 0.7%
Ford Motor Co.
4.75%, 01/15/2043	326,000	261,494
General Motors Co.
6.25%, 10/02/2043	838,000	854,880
		1,116,374
Banks - 8.6%
Bank of America Corp.
Fixed until 04/22/2041, 3.31% (A), 04/22/2042	395,000	309,209
Fixed until 03/20/2050, 4.08% (A), 03/20/2051	916,000	731,815
Fixed until 04/25/2033, 5.29% (A), 04/25/2034	920,000	945,082
Fixed until 05/09/2035, 5.46% (A), 05/09/2036	530,000	548,273
Barclays PLC
Fixed until 08/11/2045, 5.86% (A), 08/11/2046	621,000	637,193
Citigroup, Inc.
Fixed until 01/24/2038, 3.88% (A), 01/24/2039	1,197,000	1,056,191
Goldman Sachs Group, Inc.
Fixed until 01/21/2036, 5.07% (A), 01/21/2037	1,206,000	1,200,829
Fixed until 01/21/2046, 5.54% (A), 01/21/2047	583,000	574,287
Fixed until 01/28/2055, 5.73% (A), 01/28/2056	390,000	393,163
Intesa Sanpaolo SpA
7.80%, 11/28/2053 (B)	487,000	599,076
JPMorgan Chase & Co.
Fixed until 04/22/2040, 3.11% (A), 04/22/2041	2,145,000	1,672,865
Fixed until 01/22/2036, 4.90% (A), 01/22/2037	178,000	176,646
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
Fixed until 02/05/2036, 5.19% (A), 02/05/2037 (C)	$ 327,000	$ 325,661
Fixed until 06/01/2033, 5.35% (A), 06/01/2034	609,000	629,864
Morgan Stanley
Fixed until 07/22/2037, 3.97% (A), 07/22/2038	577,000	517,716
Fixed until 01/30/2036, 5.07% (A), 01/30/2037	1,101,000	1,095,882
Fixed until 01/18/2036, 5.31% (A), 01/18/2041	155,000	153,100
Fixed until 11/19/2054, 5.52% (A), 11/19/2055	203,000	200,311
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (A), 03/01/2035	221,000	233,326
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (A), 01/25/2041	200,000	199,814
UBS Group AG
Fixed until 03/23/2036, 5.01% (A), 03/23/2037 (B)	345,000	340,840
Wells Fargo & Co.
4.75%, 12/07/2046	1,413,000	1,239,796
		13,780,939
Beverages - 1.7%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,481,000	2,134,336
Constellation Brands, Inc.
5.25%, 11/15/2048	247,000	229,014
Pernod Ricard SA
5.50%, 01/15/2042 (B)	373,000	365,541
		2,728,891
Biotechnology - 2.1%
Amgen, Inc.
4.20%, 02/22/2052	470,000	372,964
5.75%, 03/02/2063	700,000	684,385
CSL Finance PLC
4.95%, 04/27/2062 (B)	1,013,000	877,577
Gilead Sciences, Inc.
5.50%, 11/15/2054	729,000	718,125
5.55%, 10/15/2053	376,000	373,555
Royalty Pharma PLC
5.90%, 09/02/2054	378,000	375,891
		3,402,497
Building Products - 2.0%
Amrize Finance U.S. LLC
4.75%, 09/22/2046	986,000	874,904
Carlisle Cos., Inc.
5.55%, 09/15/2040	662,000	672,576
Carrier Global Corp.
6.20%, 03/15/2054 (D)	420,000	454,685
CRH America Finance, Inc.
5.88%, 01/09/2055	446,000	455,631
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Owens Corning
4.30%, 07/15/2047	$ 407,000	$ 333,577
Vulcan Materials Co.
5.70%, 12/01/2054	404,000	402,097
		3,193,470
Chemicals - 1.8%
LYB International Finance BV
4.88%, 03/15/2044	385,000	317,947
Nutrien Ltd.
5.00%, 04/01/2049	1,007,000	907,767
OCP SA
6.88%, 04/25/2044 (E)	200,000	206,500
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (E)	943,000	776,231
Westlake Corp.
6.38%, 11/15/2055	628,000	621,152
		2,829,597
Commercial Services & Supplies - 2.0%
Ashtead Capital, Inc.
5.80%, 04/15/2034 (B)	369,000	386,866
Equifax, Inc.
7.00%, 07/01/2037	957,000	1,065,892
Moody's Corp.
3.25%, 05/20/2050	869,000	588,440
Siemens Funding BV
5.90%, 05/28/2065 (B)	737,000	769,966
TR Finance LLC
5.85%, 04/15/2040	337,000	348,304
		3,159,468
Communications Equipment - 4.9%
AT&T, Inc.
3.50%, 09/15/2053	1,670,000	1,115,474
3.55%, 09/15/2055	2,159,000	1,433,961
3.80%, 12/01/2057	331,000	227,856
Corning, Inc.
4.38%, 11/15/2057	572,000	468,411
Nokia OYJ
6.63%, 05/15/2039	361,000	387,619
Orange SA
5.75%, 01/13/2056 (B)	314,000	314,889
Telefonica Emisiones SA
5.52%, 03/01/2049	408,000	374,965
T-Mobile USA, Inc.
3.30%, 02/15/2051	197,000	131,211
4.50%, 04/15/2050	682,000	560,354
5.65%, 01/15/2053	733,000	704,808
Verizon Communications, Inc.
2.99%, 10/30/2056	380,000	225,495
3.70%, 03/22/2061	1,953,000	1,316,120
Vodafone Group PLC
5.75%, 06/28/2054	580,000	563,664
		7,824,827
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail - 2.6%
7-Eleven, Inc.
2.50%, 02/10/2041 (B)	$ 982,000	$ 674,294
Alimentation Couche-Tard, Inc.
5.62%, 02/12/2054 (B)	601,000	589,124
Home Depot, Inc.
4.25%, 04/01/2046	1,262,000	1,070,816
Lowe's Cos., Inc.
3.00%, 10/15/2050	639,000	409,512
4.25%, 04/01/2052	609,000	483,652
McDonald's Corp.
3.63%, 09/01/2049	547,000	403,488
Starbucks Corp.
4.50%, 11/15/2048	571,000	483,533
		4,114,419
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC
5.78%, 04/03/2054	624,000	629,837
Diversified REITs - 0.4%
VICI Properties LP
6.13%, 04/01/2054	646,000	646,855
Electric Utilities - 11.1%
Appalachian Power Co.
4.45%, 06/01/2045	852,000	713,422
Arizona Public Service Co.
5.90%, 08/15/2055	463,000	471,354
Berkshire Hathaway Energy Co.
4.50%, 02/01/2045	610,000	529,277
Black Hills Corp.
4.20%, 09/15/2046	1,264,000	1,009,081
Comision Federal de Electricidad
6.26%, 02/15/2052 (E)	373,000	347,334
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/2057	1,704,000	1,268,900
Constellation Energy Generation LLC
5.88%, 01/15/2066	274,000	267,304
DTE Electric Co.
4.05%, 05/15/2048	625,000	505,940
Duke Energy Corp.
5.70%, 09/15/2055	532,000	517,620
Duke Energy Progress LLC
5.55%, 03/15/2055	1,292,000	1,273,247
Electricite de France SA
5.00%, 09/21/2048 (B)	516,000	454,982
ENEL Finance International NV
5.75%, 09/30/2055 (B)	662,000	644,341
Entergy Arkansas LLC
4.20%, 04/01/2049	1,007,000	813,698
Evergy Metro, Inc.
4.20%, 03/15/2048	852,000	693,421
FirstEnergy Corp.
4.85%, 07/15/2047	892,000	789,169
Interstate Power & Light Co.
5.60%, 10/01/2055	456,000	443,091
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Louisville Gas & Electric Co.
5.85%, 08/15/2055	$ 618,000	$ 626,304
Pacific Gas & Electric Co.
3.50%, 08/01/2050	511,000	345,689
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/2054	57,000	52,888
Potomac Electric Power Co.
7.90%, 12/15/2038	1,007,000	1,242,570
Public Service Electric & Gas Co.
4.05%, 05/01/2048	852,000	685,449
Southern Co.
4.40%, 07/01/2046	751,000	634,983
Texas Electric Market Stabilization Funding N LLC
5.17%, 02/01/2052 (B)	355,000	337,039
Union Electric Co.
3.90%, 09/15/2042	1,146,000	952,775
Virginia Electric & Power Co.
8.88%, 11/15/2038	1,158,000	1,544,461
Vistra Operations Co. LLC
5.35%, 01/31/2036 (B)	480,000	477,417
		17,641,756
Electrical Equipment - 0.2%
Emerson Electric Co.
2.75%, 10/15/2050	609,000	386,713
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.
5.30%, 11/15/2055	392,000	373,934
Energy Equipment & Services - 0.3%
Halliburton Co.
5.00%, 11/15/2045	517,000	465,844
Financial Services - 0.8%
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (A), 09/11/2036	485,000	478,244
Fixed until 01/30/2036, 5.40% (A), 01/30/2037 (C)	146,000	145,733
Fixed until 01/30/2035, 6.18% (A), 01/30/2036	119,000	123,205
FMR LLC
6.50%, 12/14/2040 (B)	449,000	492,902
		1,240,084
Food Products - 4.5%
BAT Capital Corp.
6.25%, 08/15/2055	729,000	751,020
7.08%, 08/02/2053	637,000	720,662
Cargill, Inc.
6.63%, 09/15/2037 (B)	595,000	662,098
Imperial Brands Finance PLC
6.38%, 07/01/2055 (B)	757,000	778,903
J.M. Smucker Co.
6.50%, 11/15/2043	156,000	167,901
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
4.38%, 02/02/2052	$ 1,039,000	$ 812,577
6.50%, 12/01/2052	227,000	235,953
Kroger Co.
5.50%, 09/15/2054	941,000	897,837
Mars, Inc.
5.70%, 05/01/2055 (B)	426,000	424,584
Philip Morris International, Inc.
4.25%, 11/10/2044	881,000	748,706
Sysco Corp.
3.30%, 02/15/2050	572,000	399,282
Tyson Foods, Inc.
5.10%, 09/28/2048	659,000	609,067
		7,208,590
Gas Utilities - 0.4%
NiSource, Inc.
5.85%, 04/01/2055	610,000	606,593
Health Care Equipment & Supplies - 1.2%
Alcon Finance Corp.
3.80%, 09/23/2049 (B)	747,000	572,050
5.75%, 12/06/2052 (B)	403,000	405,753
Danaher Corp.
2.60%, 10/01/2050	304,000	185,563
Koninklijke Philips NV
6.88%, 03/11/2038	264,000	298,868
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/2045	446,000	389,043
		1,851,277
Health Care Providers & Services - 3.9%
Cigna Group
3.40%, 03/15/2051	790,000	544,960
3.88%, 10/15/2047	992,000	763,723
Elevance Health, Inc.
5.70%, 09/15/2055	804,000	783,244
HCA, Inc.
4.63%, 03/15/2052	857,000	699,470
6.10%, 04/01/2064	644,000	639,307
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (B)	284,000	274,324
Humana, Inc.
6.00%, 05/01/2055	307,000	292,263
Quest Diagnostics, Inc.
4.70%, 03/30/2045	431,000	387,421
UnitedHealth Group, Inc.
5.20%, 04/15/2063	1,296,000	1,153,927
5.38%, 04/15/2054	802,000	752,124
		6,290,763
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.
5.15%, 04/15/2053	596,000	532,506
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.2%
Royal Caribbean Cruises Ltd.
5.38%, 01/15/2036	$ 249,000	$ 249,520
Insurance - 3.8%
200 Park Funding Trust
5.74%, 02/15/2055 (B)	463,000	460,798
Alleghany Corp.
3.25%, 08/15/2051	442,000	299,303
4.90%, 09/15/2044	457,000	420,510
Allstate Corp.
3.85%, 08/10/2049	584,000	443,532
American International Group, Inc.
5.45%, 05/07/2035	112,000	116,053
Athene Holding Ltd.
6.63%, 05/19/2055	952,000	973,408
Belrose Funding Trust II
6.79%, 05/15/2055 (B)	397,000	416,226
Brown & Brown, Inc.
6.25%, 06/23/2055	775,000	801,445
Omnis Funding Trust
6.72%, 05/15/2055 (B)	454,000	477,013
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	110,000	114,707
Swiss RE Subordinated Finance PLC
Fixed until 01/01/2045, 6.19% (A), 04/01/2046 (B)	800,000	830,304
Willis North America, Inc.
5.90%, 03/05/2054	738,000	740,166
		6,093,465
Internet & Catalog Retail - 2.3%
Alibaba Group Holding Ltd.
4.20%, 12/06/2047	325,000	271,488
Alphabet, Inc.
5.30%, 05/15/2065	407,000	380,385
Amazon.com, Inc.
4.05%, 08/22/2047	360,000	294,211
5.55%, 11/20/2065	411,000	398,767
AppLovin Corp.
5.95%, 12/01/2054	404,000	399,562
JD.com, Inc.
4.13%, 01/14/2050	249,000	205,637
Meta Platforms, Inc.
5.63%, 11/15/2055	583,000	554,714
5.75%, 11/15/2065	260,000	245,838
Prosus NV
4.03%, 08/03/2050 (E)	314,000	220,115
Uber Technologies, Inc.
5.35%, 09/15/2054	807,000	767,862
		3,738,579
IT Services - 0.4%
Apple, Inc.
3.45%, 02/09/2045	289,000	224,177
Hewlett Packard Enterprise Co.
5.60%, 10/15/2054	373,000	341,312
		565,489
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.3%
Ingersoll Rand, Inc.
5.70%, 06/15/2054	$ 401,000	$ 402,283
Media - 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	2,001,000	1,883,300
Comcast Corp.
2.89%, 11/01/2051	478,000	281,356
2.94%, 11/01/2056	318,000	179,236
4.00%, 11/01/2049	934,000	690,916
Fox Corp.
5.58%, 01/25/2049	764,000	731,583
		3,766,391
Metals & Mining - 1.5%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	449,000	437,548
Glencore Finance Canada Ltd.
6.90%, 11/15/2037 (B)	324,000	366,636
Nucor Corp.
2.98%, 12/15/2055	456,000	283,386
Rio Tinto Finance USA PLC
5.88%, 03/14/2065	645,000	660,076
Steel Dynamics, Inc.
5.75%, 05/15/2055	715,000	706,624
		2,454,270
Oil, Gas & Consumable Fuels - 9.0%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (E)	345,000	317,759
BP Capital Markets America, Inc.
2.94%, 06/04/2051	1,065,000	681,478
Cameron LNG LLC
3.70%, 01/15/2039 (B)	440,000	373,438
Devon Energy Corp.
5.00%, 06/15/2045	457,000	405,890
Diamondback Energy, Inc.
4.40%, 03/24/2051 (D)	409,000	331,032
5.75%, 04/18/2054	438,000	418,467
Energy Transfer LP
5.00%, 05/15/2050	426,000	359,962
7.50%, 07/01/2038	1,127,000	1,307,597
Enterprise Products Operating LLC
4.90%, 05/15/2046	912,000	828,098
EOG Resources, Inc.
5.95%, 07/15/2055	489,000	501,066
Greensaif Pipelines Bidco SARL
6.10%, 08/23/2042 (B)	411,000	424,689
Hess Corp.
5.60%, 02/15/2041	462,000	477,978
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (E)	466,000	467,089
MPLX LP
5.50%, 02/15/2049	365,000	335,595
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.
6.60%, 03/15/2046	$ 652,000	$ 674,117
ONEOK Partners LP
6.20%, 09/15/2043	544,000	555,629
ONEOK, Inc.
4.25%, 09/15/2046	519,000	409,513
5.20%, 07/15/2048	457,000	411,112
Pertamina Persero PT
6.45%, 05/30/2044 (B)	381,000	398,827
Petroleos del Peru SA
5.63%, 06/19/2047 (E)	524,000	351,798
Petroleos Mexicanos
6.95%, 01/28/2060	389,000	316,802
7.69%, 01/23/2050	582,000	523,579
Petronas Capital Ltd.
4.55%, 04/21/2050 (B)	244,000	213,778
Plains All American Pipeline LP/PAA Finance Corp.
5.60%, 01/15/2036	496,000	503,227
Saudi Arabian Oil Co.
6.00%, 02/02/2056 (B)(C)	600,000	585,702
Shell Finance U.S., Inc.
3.75%, 09/12/2046	523,000	407,114
Spectra Energy Partners LP
4.50%, 03/15/2045	852,000	721,127
Western Midstream Operating LP
5.30%, 03/01/2048	609,000	530,689
Williams Cos., Inc.
5.95%, 03/15/2056	597,000	597,164
		14,430,316
Pharmaceuticals - 5.7%
AbbVie, Inc.
4.70%, 05/14/2045	724,000	653,524
5.40%, 03/15/2054	769,000	745,838
Bayer U.S. Finance II LLC
4.70%, 07/15/2064 (B)	658,000	506,670
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	452,000	441,558
Cardinal Health, Inc.
5.75%, 11/15/2054	759,000	756,169
CVS Health Corp.
5.30%, 12/05/2043	1,038,000	962,726
5.88%, 06/01/2053	707,000	682,308
6.05%, 06/01/2054	305,000	301,432
Fixed until 09/10/2034, 6.75% (A), 12/10/2054	712,000	740,187
Eli Lilly & Co.
5.10%, 02/09/2064	477,000	437,150
Merck & Co., Inc.
5.00%, 05/17/2053	322,000	294,220
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	538,000	500,423
Pfizer, Inc.
4.20%, 09/15/2048	1,137,000	937,726
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/2050	544,000	364,296
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Takeda U.S. Financing, Inc.
5.90%, 07/07/2055	$ 484,000	$ 491,361
Viatris, Inc.
4.00%, 06/22/2050	437,000	293,221
		9,108,809
Residential REITs - 0.4%
American Homes 4 Rent LP
4.30%, 04/15/2052	755,000	594,616
Retail REITs - 0.3%
Kimco Realty OP LLC
3.70%, 10/01/2049	298,000	221,278
Simon Property Group LP
5.85%, 03/08/2053	174,000	177,198
		398,476
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc.
4.39%, 06/01/2052	362,000	304,717
Broadcom, Inc.
3.75%, 02/15/2051	593,000	447,430
5.70%, 01/15/2056	570,000	574,395
Foundry JV Holdco LLC
6.30%, 01/25/2039 (B)	732,000	779,124
Intel Corp.
4.80%, 10/01/2041	346,000	310,537
5.60%, 02/21/2054	515,000	482,809
5.90%, 02/10/2063	457,000	435,776
KLA Corp.
5.00%, 03/15/2049	383,000	355,707
Micron Technology, Inc.
6.05%, 11/01/2035	407,000	437,332
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041 - 11/30/2051	820,000	558,198
QUALCOMM, Inc.
4.30%, 05/20/2047	450,000	377,063
Texas Instruments, Inc.
4.15%, 05/15/2048	387,000	320,290
5.05%, 05/18/2063	472,000	425,214
		5,808,592
Software - 2.2%
Fiserv, Inc.
4.40%, 07/01/2049	469,000	368,998
Intuit, Inc.
5.50%, 09/15/2053	432,000	416,945
Microsoft Corp.
2.92%, 03/17/2052	149,000	97,055
Oracle Corp.
5.50%, 09/27/2064	387,000	306,727
5.95%, 09/26/2055	382,000	336,838
6.90%, 11/09/2052	1,604,000	1,573,480
Synopsys, Inc.
5.70%, 04/01/2055	467,000	460,553
		3,560,596
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 2.0%
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052	$ 146,000	$ 91,661
4.70%, 09/01/2045	1,127,000	1,019,657
5.20%, 04/15/2054	83,000	78,194
5.55%, 03/15/2056	143,000	141,461
GXO Logistics, Inc.
2.65%, 07/15/2031	535,000	483,000
6.50%, 05/06/2034	168,000	180,956
Norfolk Southern Corp.
4.65%, 01/15/2046	594,000	526,139
Union Pacific Corp.
5.60%, 12/01/2054	226,000	225,170
United Parcel Service, Inc.
6.05%, 05/14/2065	392,000	404,962
		3,151,200
Total Corporate Debt Securities (Cost $136,468,705)		139,117,143
U.S. GOVERNMENT OBLIGATIONS - 5.0%
U.S. Treasury - 4.3%
U.S. Treasury Bonds
1.13%, 05/15/2040	1,461,000	923,113
1.25%, 05/15/2050	1,240,000	592,003
4.63%, 11/15/2045 - 11/15/2055	3,616,000	3,512,404
4.88%, 08/15/2045	511,000	513,954
U.S. Treasury Notes
4.00%, 11/15/2035	1,455,000	1,425,218
		6,966,692
U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	1,411,172	1,097,660
		1,097,660
Total U.S. Government Obligations (Cost $8,168,672)		8,064,352
FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
Chile - 0.4%
Chile Government International Bonds
4.00%, 01/31/2052	695,000	548,390
Cote d'Ivoire - 0.2%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (B)	277,000	298,867
Guatemala - 0.2%
Guatemala Government Bonds
6.13%, 06/01/2050 (E)	388,000	378,300
Indonesia - 0.1%
Indonesia Government International Bonds
5.13%, 01/15/2045 (B)	220,000	213,851
Ireland - 0.2%
Amazon Conservation DAC
6.03%, 01/16/2042 (B)	350,000	360,115
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel - 0.4%
Israel Government International Bonds
5.75%, 03/12/2054	$ 402,000	$ 385,500
5.88%, 01/13/2056	260,000	253,163
		638,663
Mexico - 0.2%
Mexico Government International Bonds
4.60%, 02/10/2048	395,000	303,636
Panama - 0.3%
Panama Government International Bonds
4.50%, 04/01/2056	642,000	471,549
Peru - 0.1%
Peru Government International Bonds
5.63%, 11/18/2050	200,000	193,170
Qatar - 0.2%
Qatar Government International Bonds
5.10%, 04/23/2048 (B)	270,000	262,504
Republic of South Africa - 0.1%
Republic of South Africa Government International Bonds
7.95%, 11/19/2054 (B)	200,000	209,949
Romania - 0.2%
Romania Government International Bonds
4.00%, 02/14/2051 (B)	338,000	235,689
Total Foreign Government Obligations (Cost $3,876,127)		4,114,683
ASSET-BACKED SECURITIES - 2.4%
JG Wentworth XLII LLC
Series 2018-2A, Class A, 3.96%, 10/15/2075 (B)	429,057	401,047
JG Wentworth XLIII LLC
Series 2019-1A, Class A, 3.82%, 08/17/2071 (B)	3,083,048	2,758,073
JG Wentworth XXXVIII LLC
Series 2017-1A, Class A, 3.99%, 08/16/2060 (B)	766,919	710,422
Total Asset-Backed Securities (Cost $3,879,074)		3,869,542
U.S. GOVERNMENT AGENCY OBLIGATION - 0.4%
Tennessee Valley Authority
4.25%, 09/15/2065	861,000	707,549
Total U.S. Government Agency Obligation (Cost $696,244)		707,549
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.3%
New York - 0.3%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	$ 440,000	$ 486,583
Total Municipal Government Obligation (Cost $487,866)		486,583

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.67% (F)	719,070	719,070
Total Other Investment Company (Cost $719,070)		719,070

Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp.,
1.35% (F), dated 01/30/2026, to be
repurchased at $4,004,475 on 02/02/2026.
Collateralized by a U.S. Government
Obligation, 2.50%, due 03/31/2027, and
with a value of $4,084,189.
$ 4,004,025	$ 4,004,025
Total Repurchase Agreement (Cost $4,004,025)	4,004,025
Total Investments (Cost $158,299,783)	161,082,947
Net Other Assets (Liabilities) - (0.9)%	(1,463,939)
Net Assets - 100.0%	$ 159,619,008
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$139,117,143	$—	$139,117,143
U.S. Government Obligations	—	8,064,352	—	8,064,352
Foreign Government Obligations	—	4,114,683	—	4,114,683
Asset-Backed Securities	—	3,869,542	—	3,869,542
U.S. Government Agency Obligation	—	707,549	—	707,549
Municipal Government Obligation	—	486,583	—	486,583
Other Investment Company	719,070	—	—	719,070
Repurchase Agreement	—	4,004,025	—	4,004,025
Total Investments	$719,070	$160,363,877	$—	$161,082,947
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Floating or variable rate security. The rate disclosed is as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $21,726,288, representing 13.6% of the
Fund's net assets.

(C)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $704,592, collateralized by cash collateral of $719,070. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the total value of the Regulation S securities is $3,065,126, representing
1.9% of the Fund's net assets.

(F)	Rate disclosed reflects the yield at January 31, 2026.
(G)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Long Credit

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Long Credit (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica Long Credit

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds